Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	10,700,000
Proposed Maximum Offering Price per Unit	32.57
Maximum Aggregate Offering Price	$ 348,499,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,127.71
Offering Note	(1) (a) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement covers any additional securities as reflected under the header "Amount Registered" as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations, other capital adjustments or similar transactions. (b) The amount reflected under the header "Proposed Maximum Offering Price Per Unit" is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee. The fee is computed based upon $32.57, which represents the average of the high and low prices per share of the Registrant's Common Stock on May 1, 2026, as reported on the Nasdaq Global Select Market. (c) As described in the Explanatory Note in this Registration Statement, the number of shares of Common Stock registered hereby under the header "Amount Registered" consists of 10,700,000 shares being registered under the Amended and Restated 2020 Equity Incentive Plan.